NOTES PAYABLE – RELATED PARTIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE RELATED PARTIES

The Company entered into notes payable as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Notes payable ($5,000,000 each), at 5% interest, maturing December 3, 2022 for acquisition of Tickeri (see Note 17)	$10,000,000	$-

Notes payable ($435,000 and $65,000), at 5% interest, maturing April 1, 2022 for acquisition of Monster (see Note 17)	500,000	-

Note payable – family members of Monster ($271,250 and $215,000), at 3% interest, maturing December 31, 2022	486,250	-

Total	10,986,250	-
Less: Current portion	(500,000)	-
Long-term debt	$10,486,250	$-

Monster Creative LLC [Member]
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE RELATED PARTIES

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Officer	$-	$399,512
Childress	215,000	380,500
Brandt	271,250	199,000

Total	486,250	979,012
Less: Current portion	(486,250)	(979,012)
Long-term debt	$-	$-

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Officer	$399,512	$860,513
Childress	380,500	373,000
Brandt	199,000	193,000

Total	979,012	1,426,513
Less: Current portion	(979,012)	(1,426,513)
Long-term debt	$-	$-

Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
SCHEDULE OF MATURITIES NOTES PAYABLE - RELATED PARTIES
Maturities of notes payable – related parties for the next two years as of September 30 are as follows:
2022	$500,000
2023	10,486,250
$10,986,250